CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY AND COMPREHENSIVE INCOME (CNY) In Thousands, except Share data, unless otherwise specified	Total	Outstanding ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated (deficit)/retained earnings	Foreign currency translation adjustments	Total comprehensive income
Balance at Dec. 31, 2008	(32,091)	210			(37,811)	5,510
Balance (in shares) at Dec. 31, 2008		27,272,727
Increase (Decrease) in Shareholders' Equity
Net income	5,677				5,677		5,677
Share-based compensation	1,625		1,625
Accretion of Series A redeemable convertible preferred shares	(7,976)		(1,625)		(6,351)
Foreign currency translation adjustments	77					77	77
Total comprehensive (loss)/income							5,754
Balance at Dec. 31, 2009	(32,688)	210			(38,485)	5,587
Balance (in shares) at Dec. 31, 2009		27,272,727
Increase (Decrease) in Shareholders' Equity
Net income	16,717				16,717		16,717
Share-based compensation	6,963		6,963
Appropriation to statutory reserves				392	(392)
Accretion of Series A redeemable convertible preferred shares	(8,690)		(6,963)		(1,727)
Foreign currency translation adjustments	2,825					2,825	2,825
Total comprehensive (loss)/income							19,542
Balance at Dec. 31, 2010	(14,873)	210		392	(23,887)	8,412
Balance (in shares) at Dec. 31, 2010	27,272,727	27,272,727
Increase (Decrease) in Shareholders' Equity
Net income	37,243				37,243		37,243
Share-based compensation	30,542		30,542
Appropriation to statutory reserves				5,400	(5,400)
Issuance of ordinary shares upon initial public offering ("IPO")	424,930	66	424,864
Issuance of ordinary shares upon initial public offering("IPO") (in shares)		10,050,000
Issuance of ordinary shares upon exercise of options	1,147	1	1,146
Issuance of ordinary shares upon exercise of options (in shares)		164,841
Accretion of Series A redeemable convertible preferred shares	(3,222)		(3,222)
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO	95,146	62	95,084
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO (in shares)		9,566,667
Issuance of ordinary shares to depository for future exercise of options (in shares)		435,159
Dividend distribution to Series A redeemable convertible preferred shareholders	(25,944)		(25,944)
Foreign currency translation adjustments	(11,452)					(11,452)	(11,452)
Total comprehensive (loss)/income							25,791
Balance at Dec. 31, 2011	533,517	339	522,470	5,792	7,956	(3,040)
Balance (in shares) at Dec. 31, 2011	47,489,394	47,489,394